NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Derivative Liability, Securities Sold under Agreements to Repurchase, Securities Loaned, Not Subject to Master Netting Arrangement	$ 444,891
Foreign Currency Transaction Loss, before Tax	40,707	$ 6,665	47,842	$ 5,878
Other Income			75,263	209,727
Share-Based Payment Arrangement, Noncash Expense	$ 84,440	$ 764,076	1,774,965	0
United Kingdom Tax Credit [Member]
Operating Loss Carryforwards [Line Items]
Other Income			$ 75,263	$ 200,802